Restatement - Statement of consolidated operations (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Research and development expenses, net	€ (19,665)	€ (9,921)	€ (9,089)
General and administrative expenses	(7,150)	(4,021)	(6,593)
Operating loss	(26,815)	(13,942)	(15,682)
Financial expenses	(2,517)	(1,531)	(1,496)
Financial income	24	34	18
Changes in fair value of convertible notes	(1,856)	(10,080)	(1,867)
Net financial expense	(4,349)	(11,575)	(3,344)
Loss before taxes	(31,164)	(25,517)	(19,026)
Income taxes benefit			80
Net loss	(31,164)	(25,517)	(18,946)
Attributable to shareholders of Biophytis	(31,163)	€ (25,517)	€ (18,946)
Non-controlling interests	€ (1)
Basic and diluted weighted average number of shares outstanding	118,282,679	59,974,486	16,882,661
Basic loss per share (Euro/share)	€ (0.26)	€ (0.43)	€ (1.12)
Diluted loss per share (Euro/share)	€ (0.26)	€ (0.43)	€ (1.12)
As filed
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Research and development expenses, net	€ (19,665)
General and administrative expenses	(7,150)
Operating loss	(26,815)
Financial expenses	(2,581)
Financial income	24
Changes in fair value of convertible notes	(1,875)
Net financial expense	(4,432)
Loss before taxes	(31,247)
Net loss	(31,247)
Attributable to shareholders of Biophytis	(31,246)
Non-controlling interests	€ (1)
Basic and diluted weighted average number of shares outstanding	118,282,679
Basic loss per share (Euro/share)	€ (0.26)
Diluted loss per share (Euro/share)	€ (0.26)
Restatments
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial expenses	€ 64
Changes in fair value of convertible notes	19
Net financial expense	83
Loss before taxes	83
Net loss	83
Attributable to shareholders of Biophytis	€ 83